Schedule V - Valuation and Qualifying Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ 179	€ 213	€ 215
Addition charged to earnings	72	35	40
Amounts written off and other changes	(53)	(70)	(37)
Currency translation		1	(5)
Ending balance	199	179	213
Mortgages [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	19	48
Ending balance	6	19	48
Other loans [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	118	116
Ending balance	159	118	116
Receivables [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	41	48
Ending balance	€ 34	€ 41	€ 48